Related Party Transactions - Narrative (Details) $ in Thousands			1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 29, 2023	Jun. 22, 2023 USD ($) BOARDSEAT	Jul. 31, 2023 USD ($) PROGRAMOPTION	Sep. 30, 2023 USD ($) BOARDSEAT	Sep. 30, 2023 USD ($) BOARDSEAT	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 12, 2023 USD ($)
Related Party Transaction [Line Items]
Number of board seats held by related party | BOARDSEAT		2
Stock compensation expense					$ 8,405	$ 5,684	$ 7,111	$ 8,038	$ 6,256
Related Party
Related Party Transaction [Line Items]
Accounts payable				$ 19,800	$ 19,800		0
Appoint Of Board | Related Party
Related Party Transaction [Line Items]
Number of board seats held by related party | BOARDSEAT				2	2
Paragon Agreement | Related Party
Related Party Transaction [Line Items]
Related party expenses incurred prior to asset acquisition		$ 19,000
Research initiation fees		3,000
Reimbursable research costs		16,000
Related party expenses unpaid prior to asset acquisition		$ 19,000
Percentage of annual equity grant of options				1.00%	1.00%
Share-based payment award, term	10 years
Stock compensation expense				$ 2,700	$ 2,900
Stock Compensation And Research And Development Expense | Related Party
Related Party Transaction [Line Items]
Amount of related party transaction				19,400	20,800
Reimbursable Costs Under Paragon Agreement | Related Party
Related Party Transaction [Line Items]
Accounts payable				16,800	16,800		$ 0
Milestone Payments | Related Party
Related Party Transaction [Line Items]
Amount of related party transaction				$ 20,000	$ 20,000
Licensing Agreements | Related Party
Related Party Transaction [Line Items]
Number of program options outstanding | PROGRAMOPTION			3
SPY001 License Agreement | Maximum | Related Party
Related Party Transaction [Line Items]
Contingent obligation based on milestones										$ 22,000
Paragon Therapeutics Inc | Ownership Interest | Maximum | Related Party
Related Party Transaction [Line Items]
Percentage of ownership by noncontrolling owner				5.00%	5.00%
Paragon Therapeutics Inc | SPY001 License Agreement | Maximum
Related Party Transaction [Line Items]
Contingent obligation based on milestones			$ 22,000
Fairmount Funds Management LLC | Ownership Interest | Minimum | Related Party
Related Party Transaction [Line Items]
Percentage of ownership by noncontrolling owner		5.00%		5.00%	5.00%
Percentage of ownership held in third party		5.00%		5.00%	5.00%
Paragon and Parapyre Holding LLC | Ownership Interest | Maximum | Related Party
Related Party Transaction [Line Items]
Percentage of ownership by noncontrolling owner		5.00%